UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net (loss) gain		¥ 447,802,823		$ (28,177,876)	¥ (196,168,740)
Adjustments for:
Gain on disposal of property, equipment and software				(309,282)	(2,153,158)
Gain on disposal of subsidiaries		(384,483,491)
Gain on disposal of other investments				(1,929,183)	(13,430,588)
Share-based compensation expenses				3,124,269	21,750,533
Impairment on equity investments				670,247	4,666,128
Impairment on other investments				544,549	3,791,039
Impairment on other long-lived assets				5,010,342	34,881,000
Provision for doubtful accounts receivable				24,335	169,416
Impairment on other advances				859,086	5,980,787
Consulting fee paid by issuance of shares				5,040,605	35,091,686
Depreciation and amortization of property, equipment and software				400,000	2,778,778
Amortization of land use right				200,000	1,440,682
Share of loss in equity method investments				408,983	2,847,260
Gain on disposal of investment in equity investee and available-for-sales investment				(99,777)	(694,628)
Gain on extinguishment of convertible notes		(148,647,177)
Foreign currency exchange (gain) loss		11,598,132		786,291	5,474,002
Fair value change on warrants liability		(123,056)
Amortization of discount and interest on convertible notes		6,598,391		4,762,302	33,154,191
Non-cash lease expense				58,756	409,048
Changes in operating assets and liabilities:
Change in accounts receivable				44,966	313,044
Change in advances to suppliers				(203,877)	(1,419,353)
Change in prepayments and other current assets		(5,781,257)		(952,181)	(6,628,897)
Change in right-of-use assets				(1,388,528)	(9,666,652)
Change in accounts payable				35,445	246,764
Change in amounts due to related parties				451,623	3,144,106
Change in other taxes payable				(70,544)	(491,112)
Change in advances from customers				(2,282)	(15,887)
Change in deferred revenue				(22,857)	(159,125)
Change in interest payable				209,401	1,457,811
Change in accrued expenses and other current liabilities		6,494,048		1,708,802	11,896,337
Change in lease liabilities				1,387,482	9,659,375
Net cash used in operating activities		(20,349,997)		(7,781,799)	(54,175,322)
Cash flows from investing activities
Proceeds from disposal of other investment				5,318,524	37,026,498
Proceeds from disposal of equity investee and available-for-sale investment				99,777	694,628
Deposit for joint venture arrangement				(5,010,342)	(34,881,000)
Proceeds from disposal of property, equipment and software				380,399	2,648,259
Proceeds from disposal of assets and liabilities classified as held- for- sale				7,081,502	49,300,000
Proceed from tokens transferred				989,387	6,887,915
Purchase of property, equipment and software				(114,470)	(796,921)
Net cash provided by (used in) investing activities				8,744,777	60,879,379
Cash flows from financing activities:
Proceeds from the issuance of convertible note			$ 500,000
Loans from a related party				2,307,647	16,065,376
Repayment of loan from a related party				(1,439,797)	(10,023,576)
Proceeds from other loans				5,010,342	34,881,000
Net cash provided by (used in) financing activities		(374,538,461)		5,878,192	40,922,800
Effect of foreign exchange rate changes on cash and cash equivalents		(1,264,825)		180,601	1,257,310
Cash reclassified as held for sale				(6,180,510)	(43,027,475)
Net change in cash and cash equivalents				841,261	5,856,692
Cash and cash equivalents, beginning of year	$ 1,452,662	10,113,141	1,452,662	611,401	4,256,449
Cash and cash equivalents, end of year				1,452,662	10,113,141
Non-cash investing and financing activities
Shares issued for equity investments and other investments				33,995	236,667
Cash paid for amounts included in the measurement of operating lease liabilities				182,678	1,271,769
Restated
Cash flows from operating activities:
Net (loss) gain	50,944,167	359,925,630
Adjustments for:
Gain on disposal of property, equipment and software	(1,017)	(7,188)
Gain on disposal of subsidiaries	(55,462,568)	(391,848,588)
Gain on disposal of other investments	(398,953)	(2,818,643)
Share-based compensation expenses	4,872,814	34,426,917
Impairment on other investments	1,415,408	10,000,000
Consulting fee paid by issuance of shares	435,657	3,077,958
Depreciation and amortization of property, equipment and software	36,695	259,254
Share of loss in equity method investments	0	0
Gain on extinguishment of convertible notes	(8,033,277)	(56,755,902)
Foreign currency exchange (gain) loss	1,752,665	12,382,752
Fair value change on warrants liability	17,417	123,056
Amortization of discount and interest on convertible notes	413,769	2,923,316
Non-cash lease expense	29,564	208,876
Changes in operating assets and liabilities:
Change in accounts receivable	(59,805)	(422,527)
Change in advances to suppliers	112,969	798,137
Change in prepayments and other current assets	(789,976)	(5,581,257)
Change in right-of-use assets	308,064	2,176,505
Change in accounts payable	58,176	411,016
Change in amounts due to related parties	(26,331)	(186,034)
Change in other taxes payable	(82,294)	(581,412)
Change in advances from customers	29,181	206,165
Change in interest payable	134,253	948,509
Change in accrued expenses and other current liabilities	(4,183,910)	(29,559,749)
Change in lease liabilities	(326,385)	(2,305,943)
Net cash used in operating activities	(8,803,717)	(62,199,152)
Cash flows from investing activities
Proceeds from disposal of property, equipment and software	6,086	43,000
Proceeds from disposal of assets and liabilities classified as held- for- sale	62,835,628	443,939,997
Net cash provided by (used in) investing activities	62,841,714	443,982,997
Cash flows from financing activities:
Proceeds from the issuance of convertible note	475,346	3,358,369
Repayment of loan from a related party	(2,691,248)	(19,013,935)
Repayments of convertible notes and interest-free loan	(44,708,991)	(315,873,493)
Net cash provided by (used in) financing activities	(46,924,893)	(331,529,059)
Effect of foreign exchange rate changes on cash and cash equivalents	(343,247)	(2,425,072)
Net change in cash and cash equivalents	6,769,857	47,829,714
Cash and cash equivalents, beginning of year	1,431,422	10,113,141	$ 1,431,422
Cash and cash equivalents, end of year	$ 8,201,279	¥ 57,942,855		$ 1,431,422	¥ 10,113,141